Taxes	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
TAXES

Note 9 — TAXES

Income tax

British Virgin Islands

The Company is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

Pure Beauty is incorporated in Hong Kong and is subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong. Under Hong Kong tax law, Pure Beauty is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Taxation in the statement of income represents:

	For the years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	1,181,056	2,817,000	2,256,487	290,040
Deferred	–	–	–	–
	1,181,056	2,817,000	2,256,487	290,040

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Income before tax	7,473,926	12,753,794	10,524,854	1,352,826
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,233,198	2,104,376	1,736,601	223,216
Reconciling items:
Non-deductible items in Hong Kong	–	272,376	1,025,705	131,840
Non-taxable items in Hong Kong	(46,142)	(608,034)	(504,319)	(64,823)
Under provision for prior year	–	1,051,282	–	–
Tax credit	(6,000)	(3,000)	(1,500)	(193)
Effective income tax expenses	1,181,056	2,817,000	2,256,487	290,040

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2024 and 2025, the Company did not have any unrecognized tax benefits. For the years ended March 31, 2023, 2024 and 2025, the Company had no unrecognized tax benefits.